Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000085634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000085634 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1],[2]
C000085634 [Member] | Energy Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000085634 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000085634 [Member] | Materials Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000085634 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000085634 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000085634 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[1]
C000085634 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[1]
C000085634 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[1]
C000085634 [Member] | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
C000085634 [Member] | Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000085634 [Member] | Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
C000085634 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000085634 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[1]
C000085634 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1],[3]
C000085634 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000085634 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[1]
C000085634 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
C000085634 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000085634 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000085634 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000085634 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000085634 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[1]
C000085634 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[1]
C000085634 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000085634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[1]
C000085634 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000085634 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
C000003885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000003885 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[4],[5]
C000003885 [Member] | Energy Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000003885 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000003885 [Member] | Materials Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000003885 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000003885 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000003885 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[4]
C000003885 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[4]
C000003885 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[4]
C000003885 [Member] | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[4]
C000003885 [Member] | Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[4]
C000003885 [Member] | Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[4]
C000003885 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4]
C000003885 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[4]
C000003885 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4],[6]
C000003885 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000003885 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[4]
C000003885 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[4]
C000003885 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000003885 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000003885 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000003885 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000003885 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[4]
C000003885 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[4]
C000003885 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000003885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[4]
C000003885 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000003885 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000199334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000199334 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[7],[8]
C000199334 [Member] | Energy Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000199334 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000199334 [Member] | Materials Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000199334 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000199334 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000199334 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[7]
C000199334 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[7]
C000199334 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[7]
C000199334 [Member] | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[7]
C000199334 [Member] | Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[7]
C000199334 [Member] | Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000199334 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000199334 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[7]
C000199334 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7],[9]
C000199334 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000199334 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[7]
C000199334 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[7]
C000199334 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000199334 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000199334 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000199334 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000199334 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[7]
C000199334 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[7]
C000199334 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000199334 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[7]
C000199334 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000199334 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[7]
C000199335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000199335 [Member] | Consulting And Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[10]
C000199335 [Member] | Home Building Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000199335 [Member] | Banks And Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[10]
C000199335 [Member] | Insurance And Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[10]
C000199335 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[10]
C000199335 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[10]
C000199335 [Member] | Energy Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000199335 [Member] | Materials Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[10]
C000199335 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[10]
C000199335 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[10]
C000199335 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000199335 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10],[11]
C000199335 [Member] | Industrial Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000199335 [Member] | Metals Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000199335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000199335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[10]
C000199335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[10]
C000199335 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.20%	[10]
C000199335 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[10]
C000199335 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000003886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000003886 [Member] | Consulting And Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[12]
C000003886 [Member] | Home Building Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000003886 [Member] | Banks And Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[12]
C000003886 [Member] | Insurance And Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[12]
C000003886 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[12]
C000003886 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[12]
C000003886 [Member] | Energy Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000003886 [Member] | Materials Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[12]
C000003886 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[12]
C000003886 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000003886 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000003886 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12],[13]
C000003886 [Member] | Industrial Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000003886 [Member] | Metals Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000003886 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000003886 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[12]
C000003886 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[12]
C000003886 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.20%	[12]
C000003886 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[12]
C000003886 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000085635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000085635 [Member] | Consulting And Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[14]
C000085635 [Member] | Home Building Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000085635 [Member] | Banks And Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[14]
C000085635 [Member] | Insurance And Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[14]
C000085635 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000085635 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[14]
C000085635 [Member] | Energy Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
C000085635 [Member] | Materials Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[14]
C000085635 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[14]
C000085635 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[14]
C000085635 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000085635 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[14],[15]
C000085635 [Member] | Industrial Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[14]
C000085635 [Member] | Metals Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000085635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000085635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[14]
C000085635 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[14]
C000085635 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.20%	[14]
C000085635 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[14]
C000085635 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000085636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000085636 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[16]
C000085636 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[16]
C000085636 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000085636 [Member] | Non U S Real Estate Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[16]
C000085636 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[16]
C000085636 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[16]
C000085636 [Member] | Hospitality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000085636 [Member] | Industrial Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000085636 [Member] | Forest Products And Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000085636 [Member] | Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[16]
C000085636 [Member] | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[16]
C000085636 [Member] | U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[16]
C000085636 [Member] | U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[16]
C000085636 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[16]
C000085636 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[16]
C000085636 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[16]
C000085636 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%	[16]
C000085636 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000085636 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000085636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[16]
C000085636 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[16]
C000085636 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16],[17]
C000003887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000003887 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[18]
C000003887 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[18]
C000003887 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[18]
C000003887 [Member] | Non U S Real Estate Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[18]
C000003887 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[18]
C000003887 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[18]
C000003887 [Member] | Hospitality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000003887 [Member] | Industrial Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000003887 [Member] | Forest Products And Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000003887 [Member] | Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[18]
C000003887 [Member] | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[18]
C000003887 [Member] | U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[18]
C000003887 [Member] | U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[18]
C000003887 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[18]
C000003887 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[18]
C000003887 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[18]
C000003887 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%	[18]
C000003887 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[18]
C000003887 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000003887 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[18]
C000003887 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[18]
C000003887 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18],[19]
C000199336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000199336 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[20]
C000199336 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[20]
C000199336 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[20]
C000199336 [Member] | Non U S Real Estate Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[20]
C000199336 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[20]
C000199336 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[20]
C000199336 [Member] | Hospitality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000199336 [Member] | Industrial Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000199336 [Member] | Forest Products And Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[20]
C000199336 [Member] | Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[20]
C000199336 [Member] | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[20]
C000199336 [Member] | U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[20]
C000199336 [Member] | U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[20]
C000199336 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[20]
C000199336 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[20]
C000199336 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[20]
C000199336 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%	[20]
C000199336 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000199336 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000199336 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[20]
C000199336 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[20]
C000199336 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20],[21]
C000226241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
C000226241 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[22],[23]
C000226241 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%	[22]
C000226241 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[22]
C000226241 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[22]
C000226241 [Member] | Non U S Real Estate Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[22]
C000226241 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[22]
C000226241 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[22]
C000226241 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[22]
C000226241 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[22]
C000226241 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[22]
C000226241 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[22]
C000226241 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[22]
C000226241 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[22]
C000226241 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[22]
C000226241 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[22]
C000226241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[22]
C000226241 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000226242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
C000226242 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[24],[25]
C000226242 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%	[24]
C000226242 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[24]
C000226242 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[24]
C000226242 [Member] | Non U S Real Estate Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[24]
C000226242 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[24]
C000226242 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[24]
C000226242 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[24]
C000226242 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[24]
C000226242 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[24]
C000226242 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[24]
C000226242 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[24]
C000226242 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[24]
C000226242 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[24]
C000226242 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[24]
C000226242 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[24]
C000226242 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[24]

[1]	(% of Net Assets)
[2]	Includes Ireland, Bermuda, South Korea, Mexico and Philippines.
[3]	Includes Non-U.S. Real Estate Operating Companies, Consumer Products and Brokerages & Exchanges.
[4]	(% of Net Assets)
[5]	Includes Ireland, Bermuda, South Korea, Mexico and Philippines.
[6]	Includes Non-U.S. Real Estate Operating Companies, Consumer Products and Brokerages & Exchanges.
[7]	(% of Net Assets)
[8]	Includes Ireland, Bermuda, South Korea, Mexico and Philippines.
[9]	Includes Non-U.S. Real Estate Operating Companies, Consumer Products and Brokerages & Exchanges.
[10]	(% of Net Assets)
[11]	Includes Commercial Services, Information Technology and Real Estate Services.
[12]	(% of Net Assets)
[13]	Includes Commercial Services, Information Technology and Real Estate Services.
[14]	(% of Net Assets)
[15]	Includes Commercial Services, Information Technology and Real Estate Services.
[16]	(% of Net Assets)
[17]	Amount less than 0.01%.
[18]	(% of Net Assets)
[19]	Amount less than 0.01%.
[20]	(% of Net Assets)
[21]	Amount less than 0.01%.
[22]	(% of Net Assets)
[23]	Includes Netherlands, Luxembourg, Singapore, Belgium, Thailand, Spain and Philippines.
[24]	(% of Net Assets)
[25]	Includes Netherlands, Luxembourg, Singapore, Belgium, Thailand, Spain and Philippines.